Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Calamos Antetokounmpo Sustainable Equities Trust
Entity Central Index Key	0001943291
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000238767
Shareholder Report [Line Items]
Fund Name	Calamos Antetokounmpo Sustainable Equities Fund
Class Name	Class A
Trading Symbol	SROAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$70	1.35%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%	[1]
AssetsNet	$ 5,776,083
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$5,776,083	63	12%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	37.8
Industrials	16.5
Financials	9.8
Communication Services	9.1
Health Care	8.5
Consumer Discretionary	8.1
Consumer Staples	4.5
Materials	3.1
Real Estate	1.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Alphabet, Inc. - Class A	8.4
NVIDIA Corp.	5.6
Apple, Inc.	5.6
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4.6
Microsoft Corp.	4.6
Amazon.com, Inc.	3.8
Broadcom, Inc.	3.0
Applied Materials, Inc.	2.8
ASML Holding NV (ADR)	2.5
Amphenol Corp. - Class A	2.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000238769
Shareholder Report [Line Items]
Fund Name	Calamos Antetokounmpo Sustainable Equities Fund
Class Name	Class C
Trading Symbol	SROCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$109	2.10%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.10%	[2]
AssetsNet	$ 5,776,083
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$5,776,083	63	12%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	37.8
Industrials	16.5
Financials	9.8
Communication Services	9.1
Health Care	8.5
Consumer Discretionary	8.1
Consumer Staples	4.5
Materials	3.1
Real Estate	1.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Alphabet, Inc. - Class A	8.4
NVIDIA Corp.	5.6
Apple, Inc.	5.6
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4.6
Microsoft Corp.	4.6
Amazon.com, Inc.	3.8
Broadcom, Inc.	3.0
Applied Materials, Inc.	2.8
ASML Holding NV (ADR)	2.5
Amphenol Corp. - Class A	2.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000238768
Shareholder Report [Line Items]
Fund Name	Calamos Antetokounmpo Sustainable Equities Fund
Class Name	Class I
Trading Symbol	SROIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$57	1.10%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%	[3]
AssetsNet	$ 5,776,083
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$5,776,083	63	12%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	37.8
Industrials	16.5
Financials	9.8
Communication Services	9.1
Health Care	8.5
Consumer Discretionary	8.1
Consumer Staples	4.5
Materials	3.1
Real Estate	1.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Alphabet, Inc. - Class A	8.4
NVIDIA Corp.	5.6
Apple, Inc.	5.6
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4.6
Microsoft Corp.	4.6
Amazon.com, Inc.	3.8
Broadcom, Inc.	3.0
Applied Materials, Inc.	2.8
ASML Holding NV (ADR)	2.5
Amphenol Corp. - Class A	2.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000238766
Shareholder Report [Line Items]
Fund Name	Calamos Antetokounmpo Sustainable Equities Fund
Class Name	Class R6
Trading Symbol	SRORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$57	1.09%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.09%	[4]
AssetsNet	$ 5,776,083
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$5,776,083	63	12%

Holdings [Text Block]
Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	37.8
Industrials	16.5
Financials	9.8
Communication Services	9.1
Health Care	8.5
Consumer Discretionary	8.1
Consumer Staples	4.5
Materials	3.1
Real Estate	1.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Alphabet, Inc. - Class A	8.4
NVIDIA Corp.	5.6
Apple, Inc.	5.6
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4.6
Microsoft Corp.	4.6
Amazon.com, Inc.	3.8
Broadcom, Inc.	3.0
Applied Materials, Inc.	2.8
ASML Holding NV (ADR)	2.5
Amphenol Corp. - Class A	2.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.